Property, Plant and Equipment, Net - Schedule of Depreciation Expenses on Property, Plant and Equipment (Details) - Property, Plant and Equipment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 297,543	¥ 364,368	¥ 379,676
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses			67,992
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	71,688	100,719	59,465
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 225,855	¥ 263,649	¥ 252,219